Schedule of Investments (unaudited)	iShares® MSCI China ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
AECC Aero-Engine Control Co. Ltd., Class A	228,600	$656,320
AECC Aviation Power Co. Ltd., Class A	615,276	3,096,818
AviChina Industry & Technology Co. Ltd., Class H	9,104,000	4,125,561
		7,878,699
Air Freight & Logistics — 0.7%
JD Logistics Inc.(a)(b)	6,613,400	8,111,306
SF Holding Co. Ltd., Class A	999,783	5,905,592
YTO Express Group Co. Ltd., Class A	769,000	1,415,276
Yunda Holding Co. Ltd., Class A	615,757	740,111
ZTO Express Cayman Inc., ADR	1,444,166	32,233,785
		48,406,070
Automobile Components — 0.5%
Bethel Automotive Safety Systems Co. Ltd.	76,900	839,576
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	76,995	1,553,443
Fuyao Glass Industry Group Co. Ltd., Class A	384,598	2,028,431
Fuyao Glass Industry Group Co. Ltd., Class H(a)	2,153,200	10,094,218
Huayu Automotive Systems Co. Ltd., Class A	769,072	1,871,606
Huizhou Desay Sv Automotive Co. Ltd., Class A	154,300	2,800,001
Minth Group Ltd.	3,076,000	6,663,214
Ningbo Joyson Electronic Corp., Class A	307,600	846,248
Ningbo Tuopu Group Co. Ltd., Class A	230,700	2,376,800
Sailun Group Co. Ltd., Class A	766,061	1,143,507
Shandong Linglong Tyre Co. Ltd., Class A	384,528	1,071,251
		31,288,295
Automobiles — 4.9%
AIMA Technology Group Co. Ltd.	232,300	933,665
Anhui Jianghuai Automobile Group Corp. Ltd.(b)	461,400	1,138,948
BAIC BluePark New Energy Technology Co. Ltd., Class A	1,153,500	1,045,973
Brilliance China Automotive Holdings Ltd.	9,228,000	4,949,921
BYD Co. Ltd., Class A	399,469	11,118,804
BYD Co. Ltd., Class H	3,540,000	95,143,171
Chongqing Changan Automobile Co. Ltd., Class A	1,704,420	4,856,834
Dongfeng Motor Group Co. Ltd., Class H	8,384,000	4,206,430
Geely Automobile Holdings Ltd.	20,795,000	22,626,623
Great Wall Motor Co. Ltd.	538,300	2,025,483
Great Wall Motor Co. Ltd., Class H	7,713,500	11,115,229
Guangzhou Automobile Group Co. Ltd., Class A	999,700	1,387,111
Guangzhou Automobile Group Co. Ltd., Class H	10,540,400	4,884,144
Li Auto Inc.(b)	3,917,680	72,437,318
NIO Inc., ADR(b)(c)	4,730,424	34,390,182
SAIC Motor Corp. Ltd., Class A	1,614,904	3,361,202
Seres Group Co. Ltd., NVS(b)	310,800	3,291,725
XPeng Inc.(b)(c)	3,332,772	27,774,327
Yadea Group Holdings Ltd.(a)	4,614,000	8,676,338
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	1,691,800	8,685,005
		324,048,433
Banks — 9.7%
Agricultural Bank of China Ltd., Class A	17,687,000	9,058,170
Agricultural Bank of China Ltd., Class H	95,849,000	35,381,046
Bank of Beijing Co. Ltd., Class A	4,621,799	2,930,228
Bank of Chengdu Co. Ltd., Class A	769,093	1,217,240
Bank of China Ltd., Class A	7,690,000	4,293,148
Bank of China Ltd., Class H	270,706,000	99,183,722
Bank of Communications Co. Ltd., Class A	8,351,122	6,821,106
Bank of Communications Co. Ltd., Class H	30,025,200	17,697,682
Bank of Hangzhou Co. Ltd., Class A	1,384,228	1,925,155
Bank of Jiangsu Co. Ltd., Class A	3,845,615	3,561,850
Security	Shares	Value

Banks (continued)
Bank of Nanjing Co. Ltd., Class A	2,280,904	$2,304,268
Bank of Ningbo Co. Ltd., Class A	1,361,402	4,361,725
Bank of Shanghai Co. Ltd., Class A	3,460,510	2,852,110
China CITIC Bank Corp. Ltd., Class H	30,761,800	13,895,955
China Construction Bank Corp., Class A	1,968,814	1,762,264
China Construction Bank Corp., Class H	327,648,000	189,443,907
China Everbright Bank Co. Ltd., Class A	11,073,600	4,477,046
China Everbright Bank Co. Ltd., Class H	8,542,000	2,438,195
China Merchants Bank Co. Ltd., Class A	4,306,425	17,351,629
China Merchants Bank Co. Ltd., Class H	13,088,150	45,677,851
China Minsheng Banking Corp. Ltd., Class A	8,382,170	4,516,309
China Minsheng Banking Corp. Ltd., Class H	20,458,660	6,837,561
China Zheshang Bank Co. Ltd., Class A	5,784,890	2,047,941
Chongqing Rural Commercial Bank Co. Ltd., Class A	2,201,000	1,253,447
CNPC Capital Co. Ltd., NVS	1,783,100	1,435,160
Huaxia Bank Co. Ltd., Class A	3,306,761	2,683,995
Industrial & Commercial Bank of China Ltd., Class A	13,380,600	9,005,992
Industrial & Commercial Bank of China Ltd., Class H	220,093,000	104,726,264
Industrial Bank Co. Ltd., Class A	4,186,410	8,550,376
Ping An Bank Co. Ltd., Class A	4,005,255	5,425,490
Postal Savings Bank of China Co. Ltd., Class A	5,973,100	3,667,827
Postal Savings Bank of China Co. Ltd., Class H(a)	26,937,000	11,949,782
Shanghai Pudong Development Bank Co. Ltd., Class A	6,305,824	6,041,971
Shanghai Rural Commercial Bank Co. Ltd.	2,355,900	1,888,524
		636,664,936
Beverages — 3.1%
Anhui Gujing Distillery Co. Ltd., Class A	87,696	3,170,057
Anhui Gujing Distillery Co. Ltd., Class B	307,980	4,673,593
Anhui Kouzi Distillery Co. Ltd., Class A	135,300	893,462
Anhui Yingjia Distillery Co. Ltd., Class A	140,100	1,471,881
Beijing Yanjing Brewery Co. Ltd., Class A	459,000	639,094
China Resources Beer Holdings Co. Ltd.	5,730,000	25,830,298
Eastroc Beverage Group Co. Ltd.	77,700	2,141,131
Hebei Hengshui Laobaigan Liquor Co. Ltd.	156,200	502,858
Jiangsu King's Luck Brewery JSC Ltd., Class A	307,603	2,316,223
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	307,676	5,020,029
JiuGui Liquor Co. Ltd., Class A	77,500	775,351
Kweichow Moutai Co. Ltd., Class A	258,955	64,910,397
Luzhou Laojiao Co. Ltd., Class A	328,100	9,512,994
Nongfu Spring Co. Ltd., Class H(a)	6,765,200	38,587,205
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	265,297	957,042
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	265,586	8,871,404
Shede Spirits Co. Ltd.	77,700	1,090,486
Sichuan Swellfun Co. Ltd., Class A	98,652	807,631
Tsingtao Brewery Co. Ltd., Class A	153,863	1,606,732
Tsingtao Brewery Co. Ltd., Class H	2,198,000	14,524,154
Wuliangye Yibin Co. Ltd., Class A	772,277	16,071,403
		204,373,425
Biotechnology — 1.8%
3SBio Inc.(a)	6,504,500	6,041,240
Akeso Inc.(a)(b)	1,667,000	10,637,630
BeiGene Ltd.(b)	2,394,234	34,358,006
Beijing Tiantan Biological Products Corp. Ltd., Class A	230,619	1,033,665

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	175,345	$1,196,117
BGI Genomics Co. Ltd., Class A	153,899	1,105,295
Bloomage Biotechnology Corp. Ltd.	119,900	1,194,950
Chongqing Zhifei Biological Products Co. Ltd., Class A	504,160	4,596,238
Hualan Biological Engineering Inc., Class A	503,272	1,701,317
Imeik Technology Development Co. Ltd., Class A	49,944	2,127,651
Innovent Biologics Inc.(a)(b)	3,990,500	23,370,196
Legend Biotech Corp., ADR(b)(c)	246,154	14,971,086
Shanghai Junshi Biosciences Co. Ltd.(b)	172,688	1,087,103
Shanghai RAAS Blood Products Co. Ltd., Class A	1,076,600	1,197,704
Shenzhen Kangtai Biological Products Co. Ltd., Class A	243,488	1,094,468
Walvax Biotechnology Co. Ltd., Class A	384,597	1,330,970
Zai Lab Ltd.(b)	3,203,860	8,764,097
		115,807,733
Broadline Retail — 14.5%
Alibaba Group Holding Ltd.(b)	55,561,468	516,466,567
JD.com Inc.	8,010,796	109,268,030
MINISO Group Holding Ltd., NVS	1,317,612	8,469,730
Pinduoduo Inc., ADR(b)(c)	2,040,634	300,871,077
Vipshop Holdings Ltd., ADR(b)	1,166,889	18,705,231
Zhejiang China Commodities City Group Co. Ltd., Class A	1,087,800	1,209,542
		954,990,177
Building Products — 0.0%
Beijing New Building Materials PLC, Class A	461,470	1,508,727
Zhejiang Weixing New Building Materials Co. Ltd., Class A	422,600	883,992
		2,392,719
Capital Markets — 1.8%
BOC International China Co. Ltd., Class A	621,600	936,054
Caitong Securities Co. Ltd., Class A	1,068,500	1,204,640
Changjiang Securities Co. Ltd., Class A	2,076,336	1,614,708
China Cinda Asset Management Co. Ltd., Class H	33,714,000	3,277,850
China Galaxy Securities Co. Ltd., Class A	1,174,100	2,053,429
China Galaxy Securities Co. Ltd., Class H	10,791,000	5,773,354
China International Capital Corp. Ltd., Class A	462,202	2,625,788
China International Capital Corp. Ltd., Class H(a)	5,370,400	8,482,853
China Merchants Securities Co. Ltd., Class A	1,768,768	3,480,146
CITIC Securities Co. Ltd., Class A	2,616,031	7,845,921
CITIC Securities Co. Ltd., Class H	5,826,300	12,094,487
CSC Financial Co. Ltd., Class A	922,899	3,328,287
Dongxing Securities Co. Ltd., Class A	845,911	1,021,192
East Money Information Co. Ltd., Class A	3,125,451	6,398,273
Everbright Securities Co. Ltd., Class A	922,899	2,098,277
First Capital Securities Co. Ltd., Class A	1,230,489	1,051,330
Founder Securities Co. Ltd., Class A	1,944,900	2,361,848
GF Securities Co. Ltd., Class A	1,108,399	2,234,146
GF Securities Co. Ltd., Class H	3,546,000	4,435,260
Guolian Securities Co. Ltd., Class A(b)	538,300	877,563
Guosen Securities Co. Ltd., Class A	1,845,633	2,452,059
Guotai Junan Securities Co. Ltd., Class A	1,821,259	3,846,501
Guoyuan Securities Co. Ltd., Class A	986,270	950,769
Haitong Securities Co. Ltd., Class A	2,230,159	3,032,301
Haitong Securities Co. Ltd., Class H	8,612,800	4,826,586
Hithink RoyalFlush Information Network Co. Ltd., Class A	108,687	2,135,123
Huatai Securities Co. Ltd., Class A	1,614,993	3,235,310
Huatai Securities Co. Ltd., Class H(a)	4,076,600	5,098,931
Security	Shares	Value

Capital Markets (continued)
Huaxi Securities Co. Ltd., Class A	999,773	$1,110,233
Industrial Securities Co. Ltd., Class A	2,168,992	1,844,354
Orient Securities Co. Ltd., Class A	1,669,021	2,034,303
SDIC Capital Co. Ltd., Class A	1,615,700	1,560,254
Shanxi Securities Co. Ltd., Class A	898,441	701,399
Shenwan Hongyuan Group Co. Ltd., Class A	5,735,179	3,617,637
Sinolink Securities Co. Ltd., Class A	307,600	411,502
SooChow Securities Co. Ltd., Class A	1,267,835	1,360,193
Southwest Securities Co. Ltd., Class A	1,476,300	850,710
Western Securities Co. Ltd., Class A	1,461,130	1,348,505
Zhongtai Securities Co. Ltd.	1,768,700	1,779,188
		115,391,264
Chemicals — 1.0%
Asia - Potash International Investment Guangzhou Co. Ltd.(b)	233,100	885,241
Cathay Biotech Inc.	153,800	1,169,940
CNGR Advanced Material Co. Ltd.	154,576	1,063,731
Do-Fluoride New Materials Co. Ltd., Class A	324,960	681,357
Ganfeng Lithium Co. Ltd., Class H(a)	1,341,400	4,290,491
Ganfeng Lithium Group Co. Ltd., Class A	429,841	2,346,296
Guangzhou Tinci Materials Technology Co. Ltd., Class A	462,200	1,564,694
Haohua Chemical Science & Technology Co. Ltd., NVS	76,900	319,280
Hengli Petrochemical Co. Ltd., Class A(b)	1,614,910	3,171,223
Hengyi Petrochemical Co. Ltd., Class A(b)	922,876	886,160
Hoshine Silicon Industry Co. Ltd., Class A	153,800	1,068,856
Huafon Chemical Co. Ltd., Class A	1,811,100	1,738,615
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,205,470	1,740,637
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,385,900	1,962,697
Jiangsu Yangnong Chemical Co. Ltd., Class A	165,860	1,500,161
Jiangsu Yoke Technology Co. Ltd., Class A	153,800	1,325,114
LB Group Co. Ltd., Class A	538,300	1,299,153
Ningbo Shanshan Co. Ltd.	670,591	1,252,267
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,656,800	3,400,753
Qinghai Salt Lake Industry Co. Ltd., Class A(b)	1,153,500	2,557,721
Rongsheng Petrochemical Co. Ltd., Class A	2,230,592	3,354,571
Satellite Chemical Co. Ltd., Class A(b)	915,943	2,044,355
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	538,300	2,247,775
Shanghai Putailai New Energy Technology Co. Ltd., Class A	453,940	1,458,344
Shenzhen Capchem Technology Co. Ltd.	202,920	1,267,038
Shenzhen Dynanonic Co. Ltd.	67,360	608,297
Shenzhen Senior Technology Co. Ltd., Class A	364,197	762,100
Skshu Paint Co. Ltd., Class A(b)	135,420	1,023,965
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	205,880	694,252
Tianqi Lithium Corp., Class A	307,600	2,154,785
Tongkun Group Co. Ltd., Class A(b)	615,264	1,170,677
Wanhua Chemical Group Co. Ltd., Class A	692,173	7,803,342
Weihai Guangwei Composites Co. Ltd., Class A	248,060	863,506
Yunnan Energy New Material Co. Ltd., Class A	204,604	1,687,222
Zangge Mining Co. Ltd.	384,500	1,286,829
Zhejiang Juhua Co. Ltd., Class A	539,072	1,198,611
		63,850,056
Commercial Services & Supplies — 0.1%
China Everbright Environment Group Ltd.	13,073,148	4,298,763

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Zhejiang Weiming Environment Protection Co. Ltd., Class A	536,200	$1,327,492
		5,626,255
Communications Equipment — 0.4%
BYD Electronic International Co. Ltd.	2,698,000	12,314,673
Guangzhou Haige Communications Group Inc. Co., Class A	845,984	1,498,490
Hengtong Optic-Electric Co. Ltd., Class A	613,100	1,067,473
Suzhou TFC Optical Communication Co. Ltd.	77,700	798,667
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	76,900	332,516
Yealink Network Technology Corp. Ltd., Class A	254,631	1,146,774
Zhongji Innolight Co. Ltd., Class A	153,877	2,045,585
ZTE Corp., Class A	798,264	2,863,346
ZTE Corp., Class H	2,614,640	5,699,767
		27,767,291
Construction & Engineering — 0.6%
China Communications Services Corp. Ltd., Class H	9,186,800	3,914,244
China Energy Engineering Corp. Ltd.	7,121,000	2,120,827
China National Chemical Engineering Co. Ltd., Class A	1,461,195	1,351,152
China Railway Group Ltd., Class A	4,308,498	3,394,662
China Railway Group Ltd., Class H	14,455,000	6,344,446
China State Construction Engineering Corp. Ltd., Class A	8,382,138	5,822,911
China State Construction International Holdings Ltd.	7,690,000	8,921,396
CSSC Science & Technology Co. Ltd.	384,500	989,478
Metallurgical Corp. of China Ltd., Class A	4,383,300	1,901,810
Power Construction Corp. of China Ltd., Class A	3,768,197	2,630,278
Sichuan Road & Bridge Co. Ltd., Class A	1,725,960	1,862,466
		39,253,670
Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd., Class A	877,691	2,824,518
Anhui Conch Cement Co. Ltd., Class H	4,229,500	9,862,557
China Jushi Co. Ltd., Class A	1,076,605	1,668,406
China National Building Material Co. Ltd., Class H	13,842,000	6,157,495
		20,512,976
Consumer Finance — 0.1%
Lufax Holding Ltd., ADR	2,650,833	2,250,292
Qifu Technology Inc.	385,927	5,989,587
		8,239,879
Consumer Staples Distribution & Retail — 0.5%
Alibaba Health Information Technology Ltd.(b)	18,166,000	10,306,192
DaShenLin Pharmaceutical Group Co. Ltd., Class A	307,986	1,120,811
JD Health International Inc.(a)(b)	3,793,650	18,035,453
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	1,907,600	4,256,109
Yifeng Pharmacy Chain Co. Ltd., Class A	308,372	1,644,631
		35,363,196
Containers & Packaging — 0.0%
Shenzhen YUTO Packaging Technology Co. Ltd.	233,040	851,426

Distributors — 0.0%
Wuchan Zhongda Group Co. Ltd., Class A	1,614,903	1,043,837

Diversified Consumer Services — 1.0%
East Buy Holding Ltd.(a)(b)(c)	1,461,500	5,424,129
New Oriental Education & Technology Group Inc.(b)	5,075,490	41,280,846
Offcn Education Technology Co. Ltd., Class A(b)	1,631,800	1,113,016
TAL Education Group, ADR(b)(c)	1,513,695	18,966,598
		66,784,589
Security	Shares	Value

Diversified Telecommunication Services — 0.2%
China Tower Corp. Ltd., Class H(a)	149,222,000	$15,469,282

Electrical Equipment — 0.8%
Beijing Easpring Material Technology Co. Ltd., Class A	191,000	1,094,539
Contemporary Amperex Technology Co. Ltd., Class A	889,119	20,779,395
Dongfang Electric Corp. Ltd., Class A	615,200	1,254,362
Eve Energy Co. Ltd., Class A	469,836	2,770,984
Fangda Carbon New Material Co. Ltd., Class A(b)	1,230,447	995,542
Ginlong Technologies Co. Ltd., Class A	108,500	1,012,755
Goldwind Science & Technology Co Ltd., Class A	1,001,820	1,219,224
Gotion High-tech Co. Ltd., Class A(b)	422,392	1,309,564
Hongfa Technology Co. Ltd., Class A	230,791	940,097
Jiangsu GoodWe Power Supply Technology Co. Ltd., NVS	24,974	377,262
Jiangsu Zhongtian Technology Co. Ltd., Class A	615,200	1,116,857
Jiangxi Special Electric Motor Co. Ltd., NVS(b)	459,300	667,102
Ming Yang Smart Energy Group Ltd., Class A	461,552	869,738
NARI Technology Co. Ltd., Class A	1,692,454	5,215,300
Ningbo Orient Wires & Cables Co. Ltd.	140,031	803,240
Ningbo Ronbay New Energy Technology Co. Ltd.	110,180	602,006
Pylon Technologies Co. Ltd., NVS	25,510	363,797
Shanghai Electric Group Co. Ltd., Class A(b)	3,537,400	2,183,680
Shanghai Moons' Electric Co. Ltd.	77,700	814,452
Sieyuan Electric Co. Ltd.	232,300	1,610,935
Sungrow Power Supply Co. Ltd., Class A	331,000	3,849,295
Sunwoda Electronic Co. Ltd., Class A	461,408	981,469
TBEA Co. Ltd., Class A	1,204,634	2,348,901
Zhejiang Chint Electrics Co. Ltd., Class A	538,321	1,652,707
		54,833,203
Electronic Equipment, Instruments & Components — 1.4%
AAC Technologies Holdings Inc.(c)	2,307,000	6,486,911
Avary Holding Shenzhen Co. Ltd., Class A	427,100	1,288,702
BOE Technology Group Co. Ltd., Class A	8,535,900	4,620,747
Chaozhou Three-Circle Group Co. Ltd., Class A	515,577	2,116,245
China Zhenhua Group Science & Technology Co. Ltd., Class A	132,800	1,200,905
Eoptolink Technology Inc.Ltd.	153,800	996,472
Foxconn Industrial Internet Co. Ltd., Class A	2,691,586	5,689,148
GoerTek Inc., Class A	769,000	1,937,396
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	153,819	975,124
Hengdian Group DMEGC Magnetics Co. Ltd.	431,000	816,402
Huagong Tech Co. Ltd., Class A	233,100	966,634
Kingboard Holdings Ltd.	2,316,000	5,575,634
Kingboard Laminates Holdings Ltd.	3,457,000	3,011,033
Lens Technology Co. Ltd., Class A	1,230,442	2,249,596
Lingyi iTech Guangdong Co., Class A	1,999,613	1,874,238
Luxshare Precision Industry Co. Ltd., Class A	1,461,341	6,505,545
Maxscend Microelectronics Co. Ltd., Class A	123,952	2,402,838
Raytron Technology Co. Ltd., Class A	70,314	495,103
Shengyi Technology Co. Ltd., Class A	538,300	1,290,173
Shennan Circuits Co. Ltd., Class A	94,524	966,781
Shenzhen SED Industry Co. Ltd., NVS	310,000	845,042
Sunny Optical Technology Group Co. Ltd.	2,385,000	22,586,038
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	384,500	1,002,806
TCL Technology Group Corp., Class A(b)	4,520,960	2,645,176
Tianma Microelectronics Co. Ltd., Class A(b)	922,836	1,404,780
Unisplendour Corp. Ltd., Class A(b)	652,327	1,846,096
Westone Information Industry Inc., Class A	209,700	671,603

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Wingtech Technology Co. Ltd., Class A(b)	307,600	$2,076,422
Wuhan Guide Infrared Co. Ltd., Class A	1,437,364	1,561,476
WUS Printed Circuit Kunshan Co. Ltd., Class A	386,118	1,117,503
Xiamen Faratronic Co. Ltd.	74,800	984,081
Zhejiang Dahua Technology Co. Ltd., Class A	695,300	1,880,312
Zhejiang Supcon Technology Co. Ltd.	183,397	1,123,675
		91,210,637
Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class H	6,608,000	7,100,747
Offshore Oil Engineering Co. Ltd., Class A	1,187,698	1,066,484
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	230,792	956,010
		9,123,241
Entertainment — 3.2%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	461,400	1,431,392
Beijing Enlight Media Co. Ltd., Class A	572,400	636,724
Bilibili Inc.(b)(c)	667,585	7,577,232
China Film Co. Ltd., Class A(b)	543,900	935,861
China Ruyi Holdings Ltd.(b)	20,848,000	4,722,989
Giant Network Group Co. Ltd., Class A	466,200	789,470
iQIYI Inc., ADR(b)	1,537,226	6,902,145
Kingsoft Corp. Ltd.	3,232,000	10,322,256
Kunlun Tech Co. Ltd., Class A(b)	310,000	1,395,890
Mango Excellent Media Co. Ltd., Class A	384,580	1,388,940
NetEase Inc.	6,622,460	149,391,811
Perfect World Co. Ltd., Class A	481,800	849,950
Tencent Music Entertainment Group, ADR(b)	2,547,915	21,682,756
Zhejiang Century Huatong Group Co. Ltd., Class A(b)	1,691,898	1,321,102
		209,348,518
Financial Services — 0.1%
AVIC Industry-Finance Holdings Co. Ltd., Class A	2,076,382	949,560
Far East Horizon Ltd.	5,839,000	4,275,234
		5,224,794
Food Products — 1.4%
Angel Yeast Co. Ltd., Class A	307,611	1,570,317
Anjoy Foods Group Co. Ltd., Class A	77,500	1,236,686
China Feihe Ltd.(a)	12,334,000	7,227,288
China Mengniu Dairy Co. Ltd.	10,396,000	32,574,681
Foshan Haitian Flavouring & Food Co. Ltd., Class A	922,945	4,923,592
Guangdong Haid Group Co. Ltd., Class A	418,597	2,588,707
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	387,700	1,220,972
Henan Shuanghui Investment & Development Co. Ltd., Class A	776,708	2,834,658
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,307,323	4,989,277
Juewei Food Co. Ltd., Class A	146,185	647,139
Muyuan Foods Co. Ltd., Class A	1,132,468	6,195,816
New Hope Liuhe Co. Ltd., Class A(b)	1,230,499	1,721,912
Tingyi Cayman Islands Holding Corp.	6,152,000	7,742,609
Uni-President China Holdings Ltd.	4,607,000	2,946,662
Want Want China Holdings Ltd.	16,150,000	9,456,707
Wens Foodstuffs Group Co. Ltd., Class A	1,461,116	3,938,458
Yihai Kerry Arawana Holdings Co. Ltd., Class A	360,177	1,758,545
		93,574,026
Gas Utilities — 0.9%
Beijing Enterprises Holdings Ltd.	1,538,000	5,099,041
China Gas Holdings Ltd.	9,242,400	8,473,986
China Resources Gas Group Ltd.	3,165,300	9,920,480
ENN Energy Holdings Ltd.	2,693,700	18,592,651
Security	Shares	Value

Gas Utilities (continued)
ENN Natural Gas Co. Ltd., Class A	589,300	$1,322,370
Kunlun Energy Co. Ltd.	13,864,000	12,810,985
		56,219,513
Ground Transportation — 0.2%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	9,219,900	6,513,373
Daqin Railway Co. Ltd., Class A	3,357,200	3,410,686
		9,924,059
Health Care Equipment & Supplies — 0.5%
Autobio Diagnostics Co. Ltd., Class A	132,000	948,123
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	249,800	1,194,654
Lepu Medical Technology Beijing Co. Ltd., Class A	442,851	1,064,035
Microport Scientific Corp.(b)	2,906,600	4,656,410
Ovctek China Inc., Class A	265,740	905,976
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,492,000	8,060,795
Shanghai United Imaging Healthcare Co. Ltd., NVS	169,292	3,387,664
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	263,695	10,718,118
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	151,700	1,491,494
		32,427,269
Health Care Providers & Services — 0.6%
Aier Eye Hospital Group Co. Ltd., Class A	1,976,110	4,713,514
China Meheco Co. Ltd., Class A	388,500	653,191
China National Medicines Corp. Ltd., Class A	230,700	986,249
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	384,595	1,621,871
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	111,094	1,024,649
Huadong Medicine Co. Ltd., Class A	384,580	2,197,612
Hygeia Healthcare Holdings Co. Ltd.(a)(c)	1,230,400	7,567,164
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(b)	1,230,425	1,065,349
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	669,997	1,684,654
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,307,000	3,344,260
Sinopharm Group Co. Ltd., Class H	4,618,400	11,445,572
		36,304,085
Hotels, Restaurants & Leisure — 5.8%
H World Group Ltd., ADR(b)	708,267	25,908,407
Haidilao International Holding Ltd.(a)	5,383,000	10,682,455
Meituan, Class B(a)(b)	17,322,540	200,534,345
Shanghai Jinjiang International Hotels Co. Ltd., Class A	230,700	1,093,692
Songcheng Performance Development Co. Ltd., Class A	692,177	1,017,783
Tongcheng Travel Holdings Ltd.(b)	4,244,000	7,802,039
TravelSky Technology Ltd., Class H	3,076,000	5,182,077
Trip.com Group Ltd.(b)	1,873,684	65,810,293
Yum China Holdings Inc.	1,419,855	61,309,339
		379,340,430
Household Durables — 0.6%
Ecovacs Robotics Co. Ltd., Class A	154,200	923,511
Gree Electric Appliances Inc. of Zhuhai, Class A	669,129	3,080,886
Haier Smart Home Co. Ltd., Class A	1,384,246	4,288,035
Haier Smart Home Co. Ltd., Class H(c)	8,305,200	24,015,596
Jason Furniture Hangzhou Co. Ltd., Class A	219,950	1,152,430
Oppein Home Group Inc., Class A	153,820	1,701,635

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Zhejiang Supor Co. Ltd., Class A	230,796	$1,687,349
		36,849,442
Household Products — 0.1%
Vinda International Holdings Ltd.(c)	1,538,000	3,954,688

Independent Power and Renewable Electricity Producers — 1.3%
CECEP Wind Power Corp, Class A	1,960,900	845,233
CGN Power Co. Ltd., Class H(a)	38,521,000	9,277,844
China Longyuan Power Group Corp. Ltd., Class H	11,014,000	8,237,480
China National Nuclear Power Co. Ltd., Class A	4,229,576	4,160,177
China Power International Development Ltd.(c)	16,480,000	6,055,713
China Resources Power Holdings Co. Ltd.	6,152,000	11,862,012
China Three Gorges Renewables Group Co. Ltd., Class A	6,352,226	4,088,290
China Yangtze Power Co. Ltd., Class A	5,001,741	15,975,874
Datang International Power Generation Co. Ltd.	2,641,800	924,088
GD Power Development Co. Ltd., Class A	3,998,800	2,209,475
Huadian Power International Corp. Ltd., Class A	1,816,500	1,301,467
Huaneng Power International Inc., Class A(b)	1,692,052	1,825,560
Huaneng Power International Inc., Class H(b)	15,090,000	7,853,505
SDIC Power Holdings Co. Ltd., Class A	1,631,700	2,831,326
Shenzhen Energy Group Co. Ltd., Class A	1,922,580	1,643,779
Sichuan Chuantou Energy Co. Ltd., Class A	1,190,062	2,378,076
Zhejiang Zheneng Electric Power Co. Ltd., Class A(b)	2,641,800	1,715,323
		83,185,222
Industrial Conglomerates — 0.4%
CITIC Ltd.	20,005,000	18,820,609
Fosun International Ltd.	7,876,500	4,483,392
		23,304,001
Insurance — 3.6%
China Life Insurance Co. Ltd., Class A	538,305	2,262,612
China Life Insurance Co. Ltd., Class H	25,438,000	34,455,514
China Pacific Insurance Group Co. Ltd., Class A	1,538,047	5,185,828
China Pacific Insurance Group Co. Ltd., Class H	8,781,400	18,545,363
China Taiping Insurance Holdings Co. Ltd.	4,947,324	4,494,272
New China Life Insurance Co. Ltd., Class A	498,076	2,181,184
New China Life Insurance Co. Ltd., Class H	2,748,100	5,460,446
People’s Insurance Co. Group of China Ltd. (The), Class A	2,036,500	1,440,080
People’s Insurance Co. Group of China Ltd. (The), Class H	30,002,000	9,718,543
PICC Property & Casualty Co. Ltd., Class H	23,860,462	27,717,375
Ping An Insurance Group Co. of China Ltd., Class A	2,307,043	13,179,463
Ping An Insurance Group Co. of China Ltd., Class H	22,696,500	104,100,916
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	2,438,600	6,153,003
		234,894,599
Interactive Media & Services — 17.4%
Autohome Inc., ADR	235,610	6,434,509
Baidu Inc.(b)	7,690,856	114,125,448
JOYY Inc., ADR	134,141	5,152,356
Kanzhun Ltd., ADR(b)	744,370	12,304,436
Kuaishou Technology(a)(b)	7,981,700	58,851,866
Tencent Holdings Ltd.	22,762,400	948,262,148
Weibo Corp., ADR	244,310	2,469,974
		1,147,600,737
IT Services — 0.2%
Chinasoft International Ltd.	8,938,000	7,646,260
DHC Software Co. Ltd., Class A	769,028	686,617
GDS Holdings Ltd.(b)	3,204,520	4,067,566
Security	Shares	Value

IT Services (continued)
Isoftstone Information Technology Group Co. Ltd., NVS	230,700	$1,292,293
		13,692,736
Life Sciences Tools & Services — 1.6%
Genscript Biotech Corp.(b)	4,192,000	11,651,206
Hangzhou Tigermed Consulting Co. Ltd., Class A	76,937	669,249
Pharmaron Beijing Co. Ltd., Class A	274,125	1,280,846
WuXi AppTec Co. Ltd., Class A	556,017	6,413,026
WuXi AppTec Co. Ltd., Class H(a)(c)	1,230,481	14,393,990
Wuxi Biologics Cayman Inc.(a)(b)	13,073,000	72,582,368
		106,990,685
Machinery — 1.0%
China CSSC Holdings Ltd., Class A	999,700	3,863,072
CRRC Corp. Ltd., Class A	5,544,910	4,035,319
CRRC Corp. Ltd., Class H	15,835,000	6,380,729
FAW Jiefang Group Co. Ltd., Class A(b)	230,700	319,280
Haitian International Holdings Ltd.	2,307,000	5,872,533
Jiangsu Hengli Hydraulic Co. Ltd., Class A	325,356	2,561,783
Ningbo Deye Technology Co. Ltd., NVS.	77,120	680,395
Sany Heavy Equipment International Holdings Co. Ltd.	3,682,000	3,827,511
Sany Heavy Industry Co. Ltd., Class A	1,814,293	3,463,932
Shenzhen Inovance Technology Co. Ltd., Class A	307,630	2,837,504
Sinotruk Hong Kong Ltd.	2,178,000	4,518,124
Weichai Power Co. Ltd., Class A	1,307,368	2,727,358
Weichai Power Co. Ltd., Class H	6,932,000	12,755,022
XCMG Construction Machinery Co. Ltd., Class A	2,866,499	2,217,837
Zhejiang Dingli Machinery Co. Ltd., Class A	171,109	1,163,958
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	465,400	1,883,942
Zhuzhou CRRC Times Electric Co. Ltd., NVS	35,892	193,020
Zhuzhou CRRC Times Electric Co. Ltd.	2,003,000	6,324,904
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,922,516	1,735,013
		67,361,236
Marine Transportation — 0.3%
COSCO Shipping Holdings Co. Ltd., Class A	2,664,670	3,730,629
COSCO Shipping Holdings Co. Ltd., Class H	10,398,100	9,579,846
Orient Overseas International Ltd.	495,500	5,957,723
		19,268,198
Media — 0.1%
China Literature Ltd.(a)(b)	1,386,400	4,726,334
Focus Media Information Technology Co. Ltd., Class A	3,383,638	3,094,872
Jiangsu Phoenix Publishing & Media Corp. Ltd.	615,200	866,049
People.cn Co. Ltd.	230,700	1,096,335
		9,783,590
Metals & Mining — 1.7%
Aluminum Corp. of China Ltd., Class A	2,922,200	2,264,811
Aluminum Corp. of China Ltd., Class H	13,842,000	6,836,062
Baoshan Iron & Steel Co. Ltd., Class A	4,897,393	4,262,002
China Hongqiao Group Ltd.(c)	8,090,500	6,588,380
China Minmetals Rare Earth Co. Ltd., Class A	276,150	1,080,597
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	845,900	2,349,088
CMOC Group Ltd., Class A	3,691,200	2,693,021
CMOC Group Ltd., Class H	12,753,000	7,287,339
Henan Shenhuo Coal & Power Co. Ltd.	613,100	1,351,377
Hunan Valin Steel Co. Ltd., Class A	1,887,500	1,460,338
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(b)	11,304,392	2,421,218

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Jiangxi Copper Co. Ltd., Class A	438,100	$1,086,259
Jiangxi Copper Co. Ltd., Class H	3,845,000	5,451,151
Jinduicheng Molybdenum Co. Ltd., Class A	777,000	1,031,651
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(b)	1,970,300	934,865
Shandong Gold Mining Co. Ltd., Class A	769,091	2,501,154
Shandong Gold Mining Co. Ltd., Class H(a)	2,587,750	5,109,797
Shandong Nanshan Aluminum Co. Ltd., Class A	4,306,400	1,735,809
Shanxi Meijin Energy Co. Ltd., Class A(b)	1,230,606	1,245,075
Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,942,500	1,049,224
Shenghe Resources Holding Co. Ltd., Class A	539,458	781,486
Sinomine Resource Group Co. Ltd., Class A	171,720	826,201
Tianshan Aluminum Group Co. Ltd., Class A	1,153,500	974,961
Tongling Nonferrous Metals Group Co. Ltd., Class A	3,015,700	1,282,981
Western Superconducting Technologies Co. Ltd., Class A	181,564	1,333,118
Xiamen Tungsten Co. Ltd., Class A	153,800	369,965
Yintai Gold Co. Ltd., Class A	599,500	1,244,413
YongXing Special Materials Technology Co. Ltd., Class A	102,940	633,825
Yunnan Chihong Zinc&Germanium Co. Ltd.	1,477,900	1,042,416
Zhaojin Mining Industry Co. Ltd., Class H(c)	4,479,000	5,801,021
Zhejiang Huayou Cobalt Co. Ltd., Class A	345,206	1,550,449
Zhongjin Gold Corp. Ltd., Class A	1,243,200	1,877,588
Zijin Mining Group Co. Ltd., Class A	3,832,817	6,538,724
Zijin Mining Group Co. Ltd., Class H	19,284,000	30,538,625
		113,534,991
Oil, Gas & Consumable Fuels — 2.9%
China Coal Energy Co. Ltd., Class H	7,545,000	6,388,679
China Merchants Energy Shipping Co. Ltd., Class A	1,795,700	1,509,484
China Petroleum & Chemical Corp., Class A	6,536,788	4,995,319
China Petroleum & Chemical Corp., Class H	84,297,000	43,264,003
China Shenhua Energy Co. Ltd., Class A	1,376,552	6,061,564
China Shenhua Energy Co. Ltd., Class H	11,540,500	37,690,396
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	756,300	1,394,882
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	4,614,000	4,477,102
Guanghui Energy Co. Ltd., Class A	1,528,645	1,551,415
Inner Mongolia Yitai Coal Co. Ltd., Class B(b)	3,664,900	5,212,045
PetroChina Co. Ltd., Class A	4,351,892	4,364,604
PetroChina Co. Ltd., Class H	72,308,000	47,316,469
Shaanxi Coal Industry Co. Ltd., Class A	1,922,689	5,238,442
Shan Xi Hua Yang Group New Energy Co. Ltd.	915,400	1,138,601
Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,230,400	1,674,989
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	692,100	2,117,180
Yankuang Energy Group Co. Ltd., Class A	1,230,404	3,537,409
Yankuang Energy Group Co. Ltd., Class H	7,095,000	13,180,173
		191,112,756
Paper & Forest Products — 0.0%
Nine Dragons Paper Holdings Ltd.(c)	6,152,000	3,080,543

Passenger Airlines — 0.3%
Air China Ltd., Class A(b)	2,383,914	2,691,671
Air China Ltd., Class H(b)	6,174,000	4,156,105
China Eastern Airlines Corp. Ltd., Class A(b)	4,537,196	2,665,580
China Southern Airlines Co. Ltd., Class A(b)	2,691,534	2,314,376
China Southern Airlines Co. Ltd., Class H(b)	6,174,000	2,961,942
Hainan Airlines Holding Co. Ltd., Class A(b)	9,314,822	1,890,113
Juneyao Airlines Co. Ltd., Class A(b)	461,400	878,747
Security	Shares	Value

Passenger Airlines (continued)
Spring Airlines Co. Ltd., Class A(b)	233,100	$1,730,564
		19,289,098
Personal Care Products — 0.1%
Hengan International Group Co. Ltd.	2,307,000	8,422,809
Yunnan Botanee Bio-Technology Group Co. Ltd.	76,979	768,307
		9,191,116
Pharmaceuticals — 1.8%
Asymchem Laboratories Tianjin Co. Ltd., Class A	52,220	1,051,930
Beijing Tongrentang Co. Ltd., Class A	305,488	2,272,089
Betta Pharmaceuticals Co. Ltd., Class A	111,098	886,064
Changchun High & New Technology Industry Group Inc., Class A	86,796	1,950,625
China Medical System Holdings Ltd.	4,625,000	8,884,072
China Resources Pharmaceutical Group Ltd.(a)	5,246,500	3,270,361
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	230,717	1,568,439
China Traditional Chinese Medicine Holdings Co. Ltd.	10,830,000	5,537,166
Chongqing Taiji Industry Group Co. Ltd.(b)	155,400	1,121,657
CSPC Innovation Pharmaceutical Co. Ltd.	244,700	1,448,446
CSPC Pharmaceutical Group Ltd.	30,782,400	27,722,626
Dong-E-E-Jiao Co. Ltd., Class A	154,179	1,085,034
Hansoh Pharmaceutical Group Co. Ltd.(a)	4,614,000	9,324,790
Humanwell Healthcare Group Co. Ltd., Class A	384,800	1,431,596
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,307,380	8,779,335
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	233,100	839,467
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	421,062	745,473
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	428,355	937,071
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	538,384	2,102,129
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,554,000	3,436,524
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	284,731	1,337,336
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	334,142	1,175,433
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	153,865	617,719
Sino Biopharmaceutical Ltd.	35,376,000	17,352,926
Yunnan Baiyao Group Co. Ltd., Class A	411,842	2,898,371
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	145,609	5,154,216
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	383,899	841,209
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	217,000	833,186
Zhejiang NHU Co. Ltd., Class A	845,931	2,013,559
		116,618,849
Real Estate Management & Development — 2.7%
C&D International Investment Group Ltd.	2,250,000	4,602,202
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,861,233	2,710,577
China Overseas Land & Investment Ltd.	13,078,500	24,149,163
China Overseas Property Holdings Ltd.	4,555,000	3,712,346
China Resources Land Ltd.	11,146,665	40,810,061
China Resources Mixc Lifestyle Services Ltd.(a)	2,429,600	9,184,798
China Vanke Co. Ltd., Class A	2,213,628	3,539,903
China Vanke Co. Ltd., Class H	7,274,531	7,342,334
Country Garden Holdings Co. Ltd.(b)(c)	43,064,727	4,845,089
Country Garden Services Holdings Co. Ltd.	7,587,000	7,161,153
Gemdale Corp., Class A	1,077,697	771,323
Greenland Holdings Corp. Ltd., Class A(b)	2,408,700	831,831

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Greentown China Holdings Ltd.	3,845,000	$4,090,142
Hainan Airport Infrastructure Co. Ltd., NVS(b)	3,024,700	1,721,592
Hangzhou Binjiang Real Estate Group Co. Ltd.	621,600	670,659
KE Holdings Inc., ADR	2,250,516	35,850,720
Longfor Group Holdings Ltd.(a)	6,390,500	11,299,109
Poly Developments and Holdings Group Co. Ltd., Class A	2,460,875	3,530,992
Seazen Holdings Co. Ltd., Class A(b)	461,464	826,221
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	307,600	979,255
Shenzhen Overseas Chinese Town Co. Ltd., Class A(b)	2,153,238	1,038,039
Yuexiu Property Co. Ltd.	5,757,600	5,244,410
		174,911,919
Semiconductors & Semiconductor Equipment — 1.5%
3peak Inc.	31,362	709,993
Advanced Micro-Fabrication Equipment Inc., Class A	153,988	3,660,891
Amlogic Shanghai Co. Ltd.	105,853	905,354
Cambricon Technologies Corp. Ltd.(b)	103,434	2,177,011
China Resources Microelectronics Ltd.	306,212	2,013,039
Daqo New Energy Corp., ADR(b)(c)	206,938	4,896,153
Flat Glass Group Co. Ltd., Class A	307,600	1,090,245
Flat Glass Group Co. Ltd., Class H	1,538,000	2,529,998
GalaxyCore Inc., NVS	399,562	1,147,944
GCL-Poly Energy Holdings Ltd.	73,174,000	9,734,092
GigaDevice Semiconductor Inc., Class A	163,887	2,158,577
Hangzhou Chang Chuan Technology Co. Ltd.	151,700	855,555
Hangzhou First Applied Material Co. Ltd., Class A	454,836	1,477,998
Hangzhou Lion Electronics Co. Ltd.	139,280	626,510
Hangzhou Silan Microelectronics Co. Ltd., Class A	307,600	1,039,805
Hoyuan Green Energy Co. Ltd., Class A	147,504	683,374
Hua Hong Semiconductor Ltd.(a)(b)	1,819,000	4,203,670
Hygon Information Technology Co. Ltd., NVS	355,509	3,570,437
Ingenic Semiconductor Co. Ltd., Class A	77,300	736,333
JA Solar Technology Co. Ltd., Class A	684,696	1,906,869
JCET Group Co. Ltd., Class A	384,600	1,644,550
Jiangsu Pacific Quartz Co. Ltd., NVS	77,500	930,178
Jinko Solar Co. Ltd.	1,390,610	1,727,381
LONGi Green Energy Technology Co. Ltd., Class A	1,550,923	4,605,428
Montage Technology Co. Ltd., Class A	235,801	1,948,247
National Silicon Industry Group Co. Ltd., Class A(b)	621,600	1,536,503
NAURA Technology Group Co. Ltd., Class A	99,300	3,260,603
Piotech Inc., NVS	41,496	1,553,251
Risen Energy Co. Ltd.	310,000	700,237
Rockchip Electronics Co. Ltd.	77,700	716,086
Sanan Optoelectronics Co. Ltd., Class A	1,087,800	2,113,112
SG Micro Corp., Class A	76,930	965,528
Shanghai Aiko Solar Energy Co. Ltd.	392,760	889,930
Shanghai Fudan Microelectronics Group Co. Ltd.	134,234	840,521
Shenzhen Goodix Technology Co. Ltd., Class A(b)	76,900	782,758
StarPower Semiconductor Ltd., Class A	22,000	579,884
Suzhou Maxwell Technologies Co. Ltd., Class A	56,947	860,553
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	790,472	1,844,349
Tianshui Huatian Technology Co. Ltd., Class A	845,929	1,058,188
TongFu Microelectronics Co. Ltd., Class A	346,896	1,103,744
Tongwei Co. Ltd., Class A	922,899	3,163,629
Trina Solar Co. Ltd.	462,713	1,745,731
Unigroup Guoxin Microelectronics Co. Ltd., Class A(b)	155,653	1,578,637
Verisilicon Microelectronics Shanghai Co. Ltd.(b)	125,846	940,318
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Will Semiconductor Co. Ltd. Shanghai, Class A	245,445	$3,716,390
Wuxi Autowell Technology Co. Ltd.	32,163	409,536
Xinjiang Daqo New Energy Co. Ltd.	431,450	1,859,994
Xinyi Solar Holdings Ltd.	16,918,000	9,705,623
Yangzhou Yangjie Electronic Technology Co. Ltd.	151,700	795,033
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	285,393	1,723,732
		101,423,502
Software — 0.6%
360 Security Technology Inc., Class A(b)	1,538,000	1,869,364
Beijing E-Hualu Information Technology Co. Ltd., Class A(b)	156,200	738,640
Beijing Kingsoft Office Software Inc., Class A	111,751	4,718,637
Beijing Shiji Information Technology Co. Ltd., Class A(b)	487,268	728,421
China National Software & Service Co. Ltd., Class A	188,235	907,064
Empyrean Technology Co. Ltd., NVS	76,900	1,057,918
Hundsun Technologies Inc., Class A	455,140	1,912,249
Iflytek Co. Ltd., Class A	499,062	3,124,611
Kingdee International Software Group Co. Ltd.(b)	9,228,000	12,810,358
NavInfo Co. Ltd., Class A(b)	692,118	949,064
Qi An Xin Technology Group Inc.(b)	164,876	1,039,246
Sangfor Technologies Inc., Class A(b)	88,300	1,043,356
Shanghai Baosight Software Co. Ltd., Class A	419,900	2,469,353
Shanghai Baosight Software Co. Ltd., Class B	2,027,166	3,816,174
Thunder Software Technology Co. Ltd., Class A	76,900	863,239
Yonyou Network Technology Co. Ltd., Class A	769,012	1,797,081
		39,844,775
Specialty Retail — 0.5%
China Tourism Group Duty Free Corp. Ltd.(a)	301,900	3,279,526
China Tourism Group Duty Free Corp. Ltd., Class A	438,024	5,461,076
Chow Tai Fook Jewellery Group Ltd.	6,634,400	9,631,848
Pop Mart International Group Ltd.(a)	1,636,400	4,910,426
Topsports International Holdings Ltd.(a)	6,882,000	5,593,188
Zhongsheng Group Holdings Ltd.	2,691,500	6,431,721
		35,307,785
Technology Hardware, Storage & Peripherals — 2.2%
China Greatwall Technology Group Co. Ltd., Class A	769,000	1,201,164
Inspur Electronic Information Industry Co. Ltd., Class A	284,516	1,402,643
Lenovo Group Ltd.	24,630,000	30,396,308
Ninestar Corp., Class A	361,626	1,399,145
Shenzhen Transsion Holding Co. Ltd., Class A	173,909	2,692,419
Xiaomi Corp., Class B(a)(b)	52,252,800	104,298,456
		141,390,135
Textiles, Apparel & Luxury Goods — 1.6%
ANTA Sports Products Ltd.	4,275,200	44,616,486
Bosideng International Holdings Ltd.	13,230,000	5,547,730
Li Ning Co. Ltd.	8,196,000	22,807,864
Shenzhou International Group Holdings Ltd.	2,849,300	28,526,937
Xtep International Holdings Ltd.	5,244,500	3,028,346
		104,527,363
Tobacco — 0.1%
Smoore International Holdings Ltd.(a)	6,170,000	5,387,854

Trading Companies & Distributors — 0.1%
Beijing United Information Technology Co. Ltd., Class A	187,087	890,685
BOC Aviation Ltd.(a)	693,200	4,987,539

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Shanxi Coal International Energy Group Co. Ltd.	461,400	$1,180,271
Xiamen C & D Inc., Class A	673,388	890,842
		7,949,337
Transportation Infrastructure — 0.3%
China Merchants Port Holdings Co. Ltd.	4,636,000	5,934,267
COSCO SHIPPING Ports Ltd.	5,900,000	3,962,491
Guangzhou Baiyun International Airport Co. Ltd., Class A(b)	543,900	839,382
Jiangsu Expressway Co. Ltd., Class H	4,572,000	4,105,422
Shanghai International Airport Co. Ltd., Class A(b)	307,899	1,546,224
Shanghai International Port Group Co. Ltd., Class A	1,691,877	1,190,443
Zhejiang Expressway Co. Ltd., Class H	4,324,000	2,738,096
		20,316,325
Water Utilities — 0.2%
Beijing Enterprises Water Group Ltd.	15,360,000	3,086,024
Guangdong Investment Ltd.	10,766,000	7,471,907
		10,557,931
Wireless Telecommunication Services — 0.1%
China United Network Communications Ltd., Class A	6,655,227	4,084,157

Total Common Stocks — 99.6%
(Cost: $8,300,065,535)	.	6,548,947,553

Rights

Pharmaceuticals — 0.0%
Kangmei Pharmaceutical Co. Ltd.
(Expires 12/31/49)	82,699	—

Transportation Infrastructure — 0.0%
Zhejiang Expressway Co. Ltd.
(Expires 12/12/23, Strike Price HKD 4.06)	2,223,000	250,437

Total Rights — 0.0%
(Cost: $—)		250,437
Total Long-Term Investments — 99.6%
(Cost: $8,300,065,535)		6,549,197,990
Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	111,660,163	$111,715,993
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(d)(e)	2,110,000	2,110,000

Total Short-Term Securities — 1.7%
(Cost: $113,750,327)		113,825,993

Total Investments — 101.3%
(Cost: $8,413,815,862)		6,663,023,983

Liabilities in Excess of Other Assets — (1.3)%		(84,732,287)

Net Assets — 100.0%		$6,578,291,696

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$171,191,589	$—	$(59,482,736	)(a)	$19,350	$(12,210)	$111,715,993	111,660,163	$486,971	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,840,000	—	(5,730,000	)(a)	—	—	2,110,000	2,110,000	68,387		—
					$19,350	$(12,210)	$113,825,993		$555,358		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
November 30, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI China Index	1,080	12/15/23	$23,449	$(1,377,245)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$671,481,493	$5,877,466,060	$—	$6,548,947,553
Rights	250,437	—	—	250,437
Short-Term Securities
Money Market Funds	113,825,993	—	—	113,825,993
	$785,557,923	$5,877,466,060	$—	$6,663,023,983
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(1,377,245)	$—	$(1,377,245)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares